UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               (HODGES FUND LOGO)

                               SEMI-ANNUAL REPORT
                            For the Six Months Ended
                               September 30, 2004

                                  HODGES FUND

November 8, 2004

Dear Shareholder,

With three months remaining in the year, we are pleased with the performance of the Hodges Fund. As the table below shows, the fund has delivered solid performance for the periods ending September 30, 2004.

          1 year*<F1>               21.12%
          3 year**<F2>              21.72%
          5 year**<F2>               4.79%
          10 year**<F2>             12.05%

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*<F1>  total return      **<F2>  average annual total return

We are very encouraged about the opportunities going forward. We continue to uncover and find situations that we feel have great potential. Our philosophy of using the three pronged approach of using small, medium and large cap stocks seems to be working well in a market that is digesting mixed economic data and geopolitical news that creates a challenging market environment. A strategy that we feel has helped us is holding our winning stocks and selling our stocks that are performing poorly. During the quarter, we continued to add to existing positions including Centex, Burlington Northern, Rocky Mountain Chocolate Factory, Devon Energy and Texas Pacific Land Trust. We sold positions in Belo Corporation and United Online. We had our position, Inet, acquired by another company for cash.

Going forward, we see opportunities in some of the transportation stocks, energy, and industrials and think technology, after two years of tax selling, will probably be a good performer selectively going forward.

Thank you for your investment in the Hodges Fund. We take your trust in us very seriously. Please know that we will work diligently to the best of our ability to make your capital grow.

Sincerely,

/s/Don W. Hodges                        /s/Craig D. Hodges

Don W. Hodges                           Craig D. Hodges
Co-Portfolio Manager                    Co-Portfolio Manager

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges, and expenses. Please refer to the Schedule of Investments in this report for more complete information regarding the Fund's holdings. (11/04)

                     Distributed by First Dallas Securities
                        2905 Maple Ave, Dallas, TX 75201
                                  800-388-8512

SECTOR ALLOCATION At September 30, 2004 (Unaudited)

                    Capital Goods                       7.8%
                    Consumer Cyclical                   0.3%
                    Consumer Discretionary             24.3%
                    Consumer Non-Cyclical               0.3%
                    Consumer Staples                   11.5%
                    Energy                              4.8%
                    Financials                         11.1%
                    Health Care                         5.5%
                    Industrials                        16.4%
                    Information Technology              7.6%
                    Materials                           4.8%
                    Telecommunication Services          1.3%
                    Cash*<F3>                           4.3%

*<F3>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. For shares purchased after November 1, 2004, you will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning       Ending           Expenses Paid
                              Account        Account        During the Period
                           Value 4/1/04   Value 9/30/04   4/1/04 - 9/30/04*<F4>
                           ------------   -------------   ---------------------
Actual                        $1,000         $  978               $8.13
Hypothetical (5% annual
  return before expenses)     $1,000         $1,017               $8.29

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.64% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 93.6%

AIRLINES: 1.9%
    60,000   AMR Corp.*<F5>                                        $   439,800
    50,000   Southwest Airlines Co.                                    681,000
                                                                   -----------
                                                                     1,120,800
                                                                   -----------

APPAREL: 3.4%
    70,000   Candie's, Inc.*<F5>                                       331,800
    96,100   Haggar Corp.                                            1,647,154
                                                                   -----------
                                                                     1,978,954
                                                                   -----------

AUTO MANUFACTURERS: 1.3%
    10,000   Toyota Motor
               Corp. - ADR                                             763,800
                                                                   -----------

COMMERCIAL SERVICES: 4.8%
    30,092   Corrections Corp.
               of America*<F5>                                       1,064,053
    65,000   The GEO Group, Inc.*<F5>                                1,329,250
    15,000   Pre-Paid Legal
               Services Inc.*<F5>                                      385,200
                                                                   -----------
                                                                     2,778,503
                                                                   -----------

COMPUTERS: 6.7%
   130,124   AMX Corp.*<F5>                                          2,347,437
    60,000   iCAD, Inc.*<F5>                                           186,600
    65,000   Intervoice, Inc.*<F5>                                     700,050
    80,000   Tyler
               Technologies, Inc.*<F5>                                 707,200
                                                                   -----------
                                                                     3,941,287
                                                                   -----------

COSMETICS/PERSONAL CARE: 1.8%
    10,000   The Estee Lauder
               Cos. Inc. - Class A                                     418,000
    10,000   Kimberly-Clark Corp.                                      645,900
                                                                   -----------
                                                                     1,063,900
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 5.7%
    40,000   Ameritrade
               Holding Corp.*<F5>                                      480,400
     7,500   Chicago Mercantile
               Exchange Holdings Inc.                                1,209,750
   100,000   E*TRADE
               Financial Corp.*<F5>                                  1,142,000
    55,000   The Charles
               Schwab Corp.                                            505,450
                                                                   -----------
                                                                     3,337,600
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT: 0.9%
    40,000   Encore Wire Corp.*<F5>                                    529,600
                                                                   -----------

ENTERTAINMENT: 1.3%
    15,000   International Speedway
               Corp. - Class A                                         748,500
                                                                   -----------

FOOD: 4.6%
    14,000   Hershey Foods Corp.                                       653,940
    91,740   Rocky Mountain
               Chocolate Factory, Inc.                               1,146,750
    10,300   Tootsie Roll
               Industries, Inc.                                        300,966
     9,500   Wm. Wrigley Jr. Co.                                       601,445
                                                                   -----------
                                                                     2,703,101
                                                                   -----------

HEALTH CARE PRODUCTS: 2.0%
   402,000   The Female Health Co.*<F5>                                603,000
    10,000   Johnson & Johnson                                         563,300
                                                                   -----------
                                                                     1,166,300
                                                                   -----------

HEALTH CARE SERVICES: 2.4%
    25,300   Horizon Health Corp.*<F5>                                 533,830
    50,000   Odyssey
               HealthCare, Inc.*<F5>                                   887,500
                                                                   -----------
                                                                     1,421,330
                                                                   -----------

HOME BUILDERS: 3.2%
    37,500   Centex Corp.                                            1,892,250
                                                                   -----------

HOUSEHOLD PRODUCTS/WARES: 2.3%
    50,000   Helen of Troy Ltd.*<F5>                                 1,361,000
                                                                   -----------

INSURANCE: 1.5%
    31,000   Direct General Corp.                                      896,520
                                                                   -----------

INTERNET: 3.4%
    35,000   Digital River, Inc.*<F5>                                1,042,300
   183,677   Intrusion Inc.*<F5>                                       361,844
    15,000   Overstock.com, Inc.*<F5>                                  550,950
                                                                   -----------
                                                                     1,955,094
                                                                   -----------

LODGING: 0.7%
    50,000   La Quinta Corp.*<F5>                                      390,000
                                                                   -----------

MACHINERY-CONSTRUCTION & MINING: 4.1%
    55,000   Terex Corp.*<F5>                                        2,387,000
                                                                   -----------

MEDIA: 2.3%
   100,000   Sirius Satellite
               Radio Inc.*<F5>                                         320,000
    32,000   XM Satellite Radio
               Holdings Inc.*<F5> -
               Class A                                                 992,640
                                                                   -----------
                                                                     1,312,640
                                                                   -----------

METAL FABRICATE/HARDWARE: 4.8%
    70,000   Commercial Metals Co.                                   2,780,400
                                                                   -----------

OIL & GAS: 8.1%
    50,000   Chesapeake Energy Corp.                                   791,500
    13,000   Devon Energy Corp.                                        923,130
     5,000   Exxon Mobil Corp.                                         241,650
    15,000   Halliburton Co.                                           505,350
    22,600   Texas Pacific Land Trust                                2,259,096
                                                                   -----------
                                                                     4,720,726
                                                                   -----------

PHARMACEUTICALS: 2.1%
    20,000   Merck & Co., Inc.                                         660,000
    17,000   Nastech Pharmaceutical
               Co. Inc.*<F5>                                           242,930
    10,000   Pfizer Inc.                                               306,000
                                                                   -----------
                                                                     1,208,930
                                                                   -----------

RETAIL: 15.9%
    40,000   Costco Wholesale Corp.                                  1,662,400
    25,000   The Home Depot, Inc.                                      980,000
     7,500   Krispy Kreme
               Doughnuts, Inc.*<F5>                                     94,950
   323,550   Luby's, Inc.*<F5>                                       2,135,430
    20,000   McDonald's Corp.                                          560,600
    20,000   The Neiman Marcus
               Group, Inc. - Class A                                 1,150,000
    10,000   Sharper Image Corp.*<F5>                                  214,500
    40,000   Starbucks Corp.*<F5>                                    1,818,400
    13,000   Wal-Mart Stores, Inc.                                     691,600
                                                                   -----------
                                                                     9,307,880
                                                                   -----------

SOFTWARE: 2.3%
   110,000   Docucorp
               International, Inc.*<F5>                                935,000
    15,000   Microsoft Corp.                                           414,750
                                                                   -----------
                                                                     1,349,750
                                                                   -----------

TELECOMMUNICATIONS: 1.3%
    50,000   American Tower
               Corp.*<F5> - Class A                                    767,500
                                                                   -----------

TRANSPORTATION: 4.8%
    20,000   Burlington Northern
               Santa Fe Corp.                                          766,200
    15,000   Celadon Group, Inc.*<F5>                                  285,750
   110,216   Frozen Food Express
               Industries, Inc.*<F5>                                   836,539
    20,000   Yellow Roadway Corp.*<F5>                                 937,800
                                                                   -----------
                                                                     2,826,289
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $43,705,869)                                                54,709,654
                                                                   -----------

 CONTRACTS
 ---------
CALL OPTIONS PURCHASED: 2.1%

COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
       100   Centex Corp.
               Apr. 2005/45.00                                          80,000
       100   Exxon Mobil Corp./
               Jan. 2005/30.00                                         182,000
       100   Exxon Mobil Corp./
               Jan. 2005/35.00                                         132,000
        50   Halliburton Co./
               Apr. 2005/25.00                                          45,500
       100   Harley-Davidson, Inc./
               Jan. 2005/40.00                                         195,000
       200   The Proctor &
               Gamble Co./
               Jan. 2005/45.00                                         182,000
       100   Terex Corp./
               Jan. 2005/25.00                                         182,000
       100   Texas Instruments Inc./
               Apr. 2005/15.00                                          67,000
       200   XM Satellite Radio
               Holdings Inc. -
               Class A/
               Apr. 2005/25.00                                         148,000
                                                                   -----------
TOTAL CALL OPTIONS PURCHASED
  (cost $921,725)                                                    1,213,500
                                                                   -----------

 SHARES
 ------
SHORT-TERM INVESTMENT: 6.2%

MONEY MARKET INVESTMENT:
 3,640,789   Cash Trust Series II -
               Treasury Fund
               (cost $3,640,789)                                     3,640,789
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $48,268,383):  101.9%                                       59,563,943
Liabilities in excess of
  Other Assets: (1.9%)                                              (1,119,866)
                                                                   -----------
NET ASSETS:  100.0%                                                $58,444,077
                                                                   -----------
                                                                   -----------

*<F5>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $48,268,383)          $59,563,943
   Receivables:
       Fund shares sold                                                449,301
       Dividends and interest                                           28,935
   Prepaid expenses                                                     17,842
                                                                   -----------
           Total assets                                             60,060,021
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                          1,480,284
       Fund shares redeemed                                              7,552
       Advisory fees                                                    34,667
       Distribution fees                                                32,928
       Fund accounting fees                                             12,457
       Transfer agent fees                                              17,240
       Administration fees                                               9,062
       Custody fees                                                      5,406
   Accrued expenses                                                     16,348
                                                                   -----------
           Total liabilities                                         1,615,944
                                                                   -----------
NET ASSETS                                                         $58,444,077
                                                                   -----------
                                                                   -----------
Net asset value, offering price and redemption price per share
  ($58,444,077/3,407,701 shares outstanding; unlimited
  number of shares authorized without par value)                        $17.15
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $46,872,149
   Undistributed net investment loss                                  (293,725)
   Accumulated net realized gain on investments and options            570,093
   Net unrealized appreciation on investments                       11,295,560
                                                                   -----------
           Net assets                                              $58,444,077
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $1,677 foreign withholding tax)             $ 123,965
       Interest                                                          3,672
                                                                     ---------
           Total income                                                127,637
                                                                     ---------
   Expenses
       Advisory fees                                                   217,730
       Distribution fees                                                64,038
       Administration fees                                              50,850
       Transfer agent fees                                              28,577
       Fund accounting fees                                             15,793
       Registration fees                                                11,531
       Custody fees                                                      9,026
       Audit fees                                                        8,273
       Reports to shareholders                                           5,014
       Trustee fees                                                      3,510
       Miscellaneous                                                     3,009
       Legal fees                                                        2,507
       Insurance expense                                                 1,504
                                                                     ---------
           Total expenses                                              421,362
                                                                     ---------
               NET INVESTMENT LOSS                                    (293,725)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS
   Net realized gain on investments                                    245,820
   Net realized gain on options                                         39,905
   Change in net unrealized depreciation on investments               (865,541)
                                                                     ---------
       Net realized and unrealized loss
         on investments and options                                   (579,816)
                                                                     ---------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(873,541)
                                                                     ---------
                                                                     ---------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS               YEAR
                                                             ENDED                ENDED
                                                    SEPTEMBER 30, 2004#<F7>   MARCH 31, 2004
                                                    -----------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                     $  (293,725)        $  (450,258)
   Net realized gain on
     investments and options                                   285,725           2,454,103
   Change in net unrealized
     appreciation (depreciation)
     on investments and options                               (865,541)         15,975,919
                                                           -----------         -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                            (873,541)         17,979,764
                                                           -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F6>               11,300,240          14,799,196
                                                           -----------         -----------
   TOTAL INCREASE IN NET ASSETS                             10,426,699          32,778,960
                                                           -----------         -----------
   NET ASSETS
   Beginning of period                                      48,017,378          15,238,418
                                                           -----------         -----------
   End of period                                           $58,444,077         $48,017,378
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F6>  Summary of capital share transactions is as follows:

                              SIX MONTHS                       YEAR
                                 ENDED                         ENDED
                        SEPTEMBER 30, 2004#<F7>           MARCH 31, 2004
                        -----------------------           --------------
                          Shares        Value           Shares        Value
                          ------        -----           ------        -----
Shares sold             1,502,231   $ 25,221,697      1,709,098   $ 26,266,486
Shares redeemed          (834,760)   (13,921,457)      (754,289)   (11,467,290)
                        ---------   ------------      ---------   ------------
Net increase              667,471   $ 11,300,240        954,809   $ 14,799,196
                        ---------   ------------      ---------   ------------
                        ---------   ------------      ---------   ------------

#<F7>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                   SIX MONTHS
                                     ENDED                                    YEAR ENDED MARCH 31,
                                 SEPTEMBER 30,        ---------------------------------------------------------------------
                                   2004#<F8>          2004            2003            2002             2001            2000
                                 -------------        ----            ----            ----             ----            ----
Net asset value,
  beginning of period                $17.52          $ 8.53          $12.43          $ 9.96           $18.18          $16.79
                                     ------          ------          ------          ------           ------          ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment loss              (0.09)          (0.16)          (0.17)          (0.14)           (0.21)          (0.13)
     Net realized and
       unrealized gain (loss)
       on investments                 (0.28)           9.15           (3.73)           2.61            (7.81)           2.36
                                     ------          ------          ------          ------           ------          ------
Total from
  investment operations               (0.37)           8.99           (3.90)           2.47            (8.02)           2.23
                                     ------          ------          ------          ------           ------          ------

LESS DISTRIBUTIONS:
     From net realized gain              --              --              --              --            (0.20)          (0.84)
                                     ------          ------          ------          ------           ------          ------
     Net asset value,
       end of period                 $17.15          $17.52           $8.53          $12.43            $9.96          $18.18
                                     ------          ------          ------          ------           ------          ------
                                     ------          ------          ------          ------           ------          ------
Total return                          (2.17)%^<F9>   105.39%         (31.38)%         24.80%          (44.29)%         14.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (millions)                $58.4          $ 48.0          $ 15.2          $ 26.2           $ 20.4          $ 38.8
Ratio of expenses to
  average net assets                   1.64%+<F10>     1.75%           1.96%           1.91%            1.75%           1.75%
Ratio of net investment loss
  to average net assets               (1.15)%+<F10>   (1.43)%         (1.62)%         (1.20)%          (1.46)%         (0.77)%
Portfolio turnover rate               29.99%^<F9>     93.09%         103.66%         131.62%          176.08%         126.05%

 #<F8>  Unaudited.
 ^<F9>  Not Annualized.
+<F10>  Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices.
          When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Hodges Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 2004, the Fund incurred $217,730 in advisory fees.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the six months ended September 30, 2004, the Fund incurred $50,850 in Administration fees.

     First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     For the six months ended September 30, 2004, First Dallas Securities, Inc. received $27,552 in brokerage commissions with respect to the Fund's portfolio transactions.

     U.S. Bank, N.A., an affiliate of USBFS, serves as Custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the six months ended September 30, 2004, the Fund paid fees of $64,038 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended September 30, 2004, were $28,275,809 and $14,560,653, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                   $35,851,044
                                                           -----------
     Gross tax unrealized appreciation                      12,476,219
     Gross tax unrealized depreciation                        (409,368)
                                                           -----------
     Net tax unrealized appreciation                       $12,066,851
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $        --
     Undistributed long-term capital gain                      378,618
                                                           -----------
     Total distributable earnings                          $   378,618
                                                           -----------
                                                           -----------
     Other accumulated gains/(losses)                      $        --
                                                           -----------
     Total accumulated earnings/(losses)                   $12,445,469
                                                           -----------
                                                           -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

     A description of the policies and procedures that the Hodges Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Fund's website at www.hodgesfund.com. Furthermore, you can obtain the description on
           ------------------
the SEC's website at www.sec.gov.
                     -----------

     Information regarding how the Hodges Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

     Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Hodges Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                            -----------

MANAGEMENT OF THE FUND (Unaudited)

     The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                     NUMBER
                                                                                                     OF PORTFOLIOS
                                          TERM OF       PRINCIPAL                                    IN FUND
                              POSITION    OFFICE AND    OCCUPATION                                   COMPLEX***<F13>  OTHER
NAME, ADDRESS                 WITH        LENGTH OF     DURING PAST                                  OVERSEEN BY      DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED   FIVE YEARS                                   TRUSTEES         HELD
-------------                 ---------   -----------   -----------                                  ---------------  -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F11>        Chairman    Indefinite    President, Talon                             1                None.
(born 1943)                   and         Term          Industries, Inc.
2020 E. Financial Way         Trustee     since         (administrative,
Suite 100                                 May 1991.     management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F11>         Trustee     Indefinite    Retired.  Formerly Senior                    1                None.
(born 1939)                               Term          Vice President, Rockefeller
2020 E. Financial Way                     since         Trust Co.; Financial
Suite 100                                 May 1991.     Counselor, Rockefeller
Glendora, CA 91741                                      & Co.

Carl A. Froebel*<F11>         Trustee     Indefinite    Private Investor.  Formerly                  1                None.
(born 1938)                               Term          Managing Director, Premier
2020 E. Financial Way                     since         Solutions, Ltd.  Formerly
Suite 100                                 May 1991.     President and Founder,
Glendora, CA 91741                                      National Investor Data
                                                        Services, Inc. (investment
                                                        related computer software).

Rowley W.P. Redington*<F11>   Trustee     Indefinite    President; Intertech                         1                None.
(born 1944)                               Term          Computer Services Corp.
2020 E. Financial Way                     since         (computer services and
Suite 100                                 May 1991.     consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F12>     Trustee     Indefinite    Consultant since July                        1                Trustee,
(born 1950)                               Term          2001; formerly, Executive                                     Managers
2020 E. Financial Way                     since         Vice President, Investment                                    Funds.
Suite 100                                 May 1991.     Company Administration,
Glendora, CA 91741                                      LLC ("ICA") (mutual fund
                                                        administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite    Vice President, U.S.                         1                Not
(born 1947)                               Term since    Bancorp Fund Services,                                        Applicable.
2020 E. Financial Way                     August 2002.  LLC since July 2001;
Suite 100                                               formerly, Senior Vice
Glendora, CA 91741            Chief       Indefinite    President, ICA (May
                              Compliance  Term since    1997-July 2001).
                              Officer     September
                                          2004.

Eric W. Falkeis               Treasurer   Indefinite    Vice President, U.S.                         1                Not
(born 1973)                               Term          Bancorp Fund Services,                                        Applicable.
615 East Michigan St.                     since         LLC since 1997; Chief
Milwaukee, WI 53202                       August 2002.  Financial Officer, Quasar
                                                        Distributors, LLC since 2000.

Chad E. Fickett               Secretary   Indefinite    Assistant Vice President,                    1                Not
(born 1973)                               Term          U.S. Bancorp Fund Services,                                   Applicable.
615 East Michigan St.                     since         LLC since July 2000.
Milwaukee, WI 53202                       March 2002.

  *<F11> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F12> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Fund's administrator.
***<F13> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (877) 232-1222

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant had adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)   /s/Robert M. Slotky
                                --------------------------------------
                                Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14>  /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     By (Signature and Title)*<F14> /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer
     Date    12-6-04
           ----------------------------------

*<F14> Print the name and title of each signing officer under his or her signature.